Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current
Deferred	(308,000)	(344,000)
Total income tax provision (benefit)	(308,000)	(344,000)
Less: valuation allowance	308,000	344,000
Total